RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
23.	RELATED PARTY TRANSACTIONS

a)	Related parties

Name of related parties	Relationship with the Company
aBitCool	A company owned by the same group of the Company’s Class B ordinary shareholders
BitCool Media Group Limited (“Bitcool Media”)	A company controlled by aBitCool
Beijing Wanwei Huoju Network Technology Co., Ltd. (“BJ Wanwei”) *	A company controlled by aBitCool
Qingdao 21Vianet Information Technology Co., Ltd. (“21V QD”) *	A company controlled by aBitCool
Beijing Huoju Union Network Service Co., Ltd. (“Huo Ju Lian He”) *	A company controlled by aBitCool
21V BJ *	A company controlled by aBitCool
CloudEx Beijing Science & Technology Co., Ltd. (“CE BJ”)	A company controlled by aBitCool
Beijing CloudEX Software Service Co., Ltd. (“CE Soft BJ”)	A company controlled by aBitCool
Ningbo 21Vianet Information Technology Co., Ltd. (“21V NB”) *	A company controlled by aBitCool
21V FS *	A company controlled by aBitCool
Tianjin Yunlifang Technology Co., Ltd. (“TJ Yunlifang”) *	A company controlled by aBitCool
Guangzhou Juliang Information Technology Co., Ltd (“GZ Juliang”)	A company controlled by aBitCool
21 ViaNet Engineering Technology Services Co., Ltd. (“VEE”) *	A company controlled by aBitCool
SH Guotong	A company controlled by aBitCool
21 Vianet Infrastructure Limited	A company controlled by aBitCool
21Vianet (Xi’an) Technology Co., Ltd. (“Xi’an Tech”) ***	A company controlled by 21 Vianet Infrastructure Limited

Name of related parties	Relationship with the Company
Mr. Chen Sheng (“Chen Sheng”)	Director of the Company and CEO of the Company
Mr. Zhang Jun (“Zhang Jun”)	Director and COO of the Company
Mr. Hsiao Shang-Wen (“Hsiao Shang-Wen”)	President and CFO of the Company
Mr. Xiao Feng (“Xiao Feng”)	Vice President of hosting services of the Company
Mr. Lai Ningning (“Lai Ningning”)	Vice President of network services of the Company
Mr. Wang Yanguo (“Wang Yanguo”)	Purchase Director of the Company
Mr. Lin Xiaodong (“Lin Xiaodong”)	General Manager of network services of the Company
Ms. Li Heyang (“Li Heyang”)	Financial Controller of the Company
Ms. Li Mei (“Li Mei”) ****	HR Director of the Company
Mr. Cheng Ran ****	Seller of Managed Network Entities
Mr. Liu Zaide (“Liu Zaide”)	Chief Software Officer of the Company, one of the shareholder of Lyzh Consulting Ltd.
Shi Dai Tong Lian	A company controlled by Mr. Cheng Ran
Concept Network Limited (“Concept Network”)	A company owned by Mr. Cheng Ran
Tianjin Guanbang Network Technology Co., Ltd. (“Tianjin Guanbang”)	Seller of Gehua
Beijing Huibang Fangda Technology Development Co., Ltd. (“Beijing Huibang”)	Seller of Gehua
Nanjing Chiguan Technology Development Co., Ltd (“Nanjing Chiguan”)	A company owned by Tianjin Guanbang
Lyzh Consulting Ltd. **	Seller of Fastweb
DFS DragonFund China, L.P. **	Seller of Fastweb
DFJ DragonFund Partners, LLC **	Seller of Fastweb
Draper Fisher Jurvetson Fund VIII, L.P. **	Seller of Fastweb
Draper Fisher Jurvetson Partners VIII, LLC **	Seller of Fastweb
JABE, LLC **	Seller of Fastweb

*	These companies were sold out by aBitCool in 2011 to third parties, so the balances with these companies were no longer classified as “amounts due from related parties” as of December 31, 2011 or December 31, 2012.
**	Collectively, “Sellers of Fastweb”.
***	Acquired by the Company on July 5, 2012 (Note 4).
****	Resigned in 2012, and no longer a related party thereafter.

b)	The Company had the following related party transactions for the years ended December 31, 2010, 2011 and 2012:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Rental of office to:
—VEE	51	—	—	—
—BJ Wanwei	60	—	—	—
Services provided to:
—SH Guotong	11,322	8,181	27,171	4,361
—GZ Juliang	1,173	268	—	—
—BJ Wanwei	1,006	—	—	—
—21V BJ	5	3	—	—
—21V FS	4	39	—	—
—Huo Ju Lian He	896	—	—	—
—CE BJ	541	854	1	—
—CE Soft BJ	2	90	215	35
—VEE	1,061	303	—	—
—TJ Yunlifang	—	93	—	—
Services provided by:
—SH Guotong	2,905	2,554	6,639	1,066
—21V NB	149	—	—	—
—Xi’an Tech	—	8,836	5,526	887
Rental of equipment from:
—Xi’an Tech	13,178	897	—	—
—21V NB	—	442	—	—
Purchases of equipment from:
—SH Guotong	—	—	1,812	291
—CE Soft BJ	—	—	515	83
—Xi’an Tech	27,633	39,896	—	—
Sales of property and equipment to:
—BJ Wanwei	4,526	—	—	—
—CE Soft BJ	1,518	—	—	—
—CE BJ	4,396	—	—	—
Sales of intangible assets to:
—CE Soft BJ	466	—	—	—
—CE BJ	428	—	—	—
—21V QD	23	—	—	—
Loans provided to:
—BitCool Media	—	—	14,771	2,371
Interest income from loan to:
—Bitcool Media	—	—	253	41
Issuance of ordinary shares for Chen Sheng’s past services:
—Sunrise (Note 20(b))	206,037	—	—	—

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Acquisition of 21V Xi’an from 21 Vianet Infrastructure Limited (Note 4)	—	—	15,977	2,564
Purchase 10% equity interests of BJ Tele from aBitCool (Note 11)	—	8,200	—	—
Purchase 99.95% equity interests of Shanghai Cloud from 21V FS (Note 4)	—	18,191	—	—
Purchase 0.05% equity interests of Shanghai Cloud from 21V BJ (Note 4)	—	9	—	—
Purchase 100% equity interests of Shenzhen Cloud from 21V FS (Note 4)	—	7,900	—	—

c)	The Company had the following related party balances as of December 31, 2011 and 2012:

	December 31,
	2011	2012
	RMB	RMB	US$
Amounts due from related parties:
—SH Guotong	92	3,702	594
—Bitcool Media	—	15,024	2,412
—CE BJ	2	—	—
—CE Soft BJ	9	—	—
—Nanjing Chiguan	2,480	—	—
— Chen Sheng *	4,053	—	—
—Zhang Jun *	12,483	—	—
—Hsiao Shang-Wen *	1,452	—	—
—Xiao Feng *	8,269	—	—
—Lai Ningning *	8,269	—	—
—Wang Yanguo *	2,087	—	—
—Lin Xiaodong *	1,937	—	—
—Li Heyang *	401	—	—
—Li Mei *	109	—	—

	41,643	18,726	3,006

Amounts due to related parties:
Current:
—Tianjin Guanbang (Seller of Gehua)	21,209	39,592	6,355
—Concept Network (Seller of the Managed Network Entities)	43,656	47,755	7,665
—Shi Dai Tong Lian (Seller of the Managed Network Entities)	25,069	—	—
—Xi’an Tech	6,684	—	—
—Beijing Huibang (Seller of Gehua)	—	815	131
—Sellers of Fastweb	—	16,875	2,709

	96,618	105,037	16,860

	December 31,
	2011	2012
	RMB	RMB	US$
Non-current:
—Concept Network (Seller of the Managed Network Entities)	84,277	43,992	7,061
—Sellers of Fastweb	—	35,601	5,715
—Tianjin Guanbang (Seller of Gehua)	40,216	6,723	1,079

	124,493	86,316	13,855

*	Collectively, “the Nine Executives”

All balances with the related parties, other than the amount due from BitCool Media, as of December 31, 2011 and 2012 were unsecured, interest-free and have no fixed terms of repayment. The loan provided to BitCool Media bears an annual interest rate of 3% and will mature in April 2013. The Company has recorded the related interest income of RMB253 (US$41) using the effective interest method.

The amount due to Shi Dai Tong Lian, Concept Network and Tianjin Guanbang, and the Sellers of Fastweb as of December 31, 2012 relate to the remaining contingent purchase consideration payable for the acquisitions of the Managed Network Entities, Gehua and Fastweb (Note 4), respectively.

As disclosed in Note 12, Mr. Chen Sheng and Mr. Zhang Jun provided guarantees to banks and third party who in turn granted guarantee to the banks for the Company’s short-term bank borrowings.

The amount due from the Nine Executives as of December 31, 2011 related to the unsettled withholding individual income taxes which were subsequently repaid and fully settled by the Nine Executives in April 2012.